Warrants and Options Disclosure: Schedule of Stock Warrants (Details) (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Details
Number of warrants and options outstanding	4,343,500	2,598,500	2,515,000	2,515,000
Weighted average exercise price (outstanding)	$ 0.529	$ 0.549	$ 0.549	$ 0.549
Number of warrants and options granted in period	2,687,500	322,000
Number of warrants and options cancelled during the period	(942,500)	(238,500)
Number of warrants and options exercisable	2,572,944
Weighted average exercise price (exercisable)	$ 0.549